Asset Purchase Agreement (Details Narrative) (USD $)	0 Months Ended
Jan. 09, 2013
Asset Purchase Agreement
Asset purchase agreement, assets acquired value	$ 160,000
Description of assets purchased	On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the Company acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.